CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total Revenue	$ 6,101,100	$ 5,775,718	$ 24,947,401	$ 22,442,513
Cost of Services
Total Cost of Services	5,515,676	5,218,752	21,948,618	20,628,996
Gross Margin	585,424	556,966	2,998,783	1,813,517
Operating Expenses
Salaries, payroll taxes and benefits	385,195	219,843	1,161,982	365,433
Vehicle expense	82,659	109,865	433,424	295,054
Professional services	175,608	104,259	361,314	318,442
Cellular services	27,666	24,685	106,382	112,140
General liability insurance	27,788	25,554	87,119	111,287
Advertising and marketing	33,744	28,870	128,544	77,349
General and administrative expenses	178,004	101,968	645,268	294,062
Loan interest	40,922	11,653	105,826	59,439
Depreciation expense	8,334	11,094	42,927	52,273
Total Operating Expenses	959,920	637,791	3,072,786	1,685,479
Net Income/(Loss) from Operations	(374,496)	(80,825)	(74,003)	128,038
Other Income (Expenses)
Other Income
Other (Expense)	(68,500)	(62,600)	(344,105)
Total Other Income	(68,500)	(62,600)	(344,105)
Net Income/(loss) before Income Taxes	(442,996)	(143,425)	(418,108)	128,038
Income tax expense			10,350	33,923
Net Income/(loss)	$ (442,996)	$ (143,425)	$ (428,458)	$ 94,115
Net Income/(loss) per Common Share - Basic and Diluted	$ (0.0047)	$ (0.0015)	$ (0.0046)	$ 0.0010
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	93,417,302	93,417,302	93,417,302	93,417,302
Security Services [Member]
Revenue
Total Revenue	$ 6,041,726	$ 5,717,559	$ 24,643,096	$ 22,418,328
Other Related Income [Member]
Revenue
Total Revenue	59,374	58,159	304,305	24,185
Salaries And Related Taxes [Member]
Cost of Services
Total Cost of Services	3,876,865	3,531,867	15,030,738	13,873,241
Employee Benefits [Member]
Cost of Services
Total Cost of Services	580,102	733,020	3,052,774	2,915,322
Sub Contractor Payments [Member]
Cost of Services
Total Cost of Services	890,459	856,370	3,467,391	3,433,959
Guard Training [Member]
Cost of Services
Total Cost of Services	116,262	51,667	202,826	222,298
Vehicles And Equipment Expenses [Member]
Cost of Services
Total Cost of Services	$ 51,988	$ 45,828	$ 194,889	$ 184,176